Equity Incentive Plan - Summary Of Fair Valuation Assumptions Of Option Awards (Detail) - Option Pricing Model [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	77.00%	71.40%
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days
Risk-free rate	1.40%	2.80%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	78.70%	77.70%
Expected term (in years)	10 years	10 years
Risk-free rate	2.40%	3.20%